Financial Instrument, Risk Management and Fair Value Measurements, Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Derivatives	$ 6.1		$ 17.1
Liabilities
Derivatives	8.3		23.0
Restructuring Charges and Asset Disposals	(28.3)		(28.0)		(127.2)
Long-lived assets salvage value			0
Restructuring reserve, period accrual amount	(28.3)		(28.0)		(127.2)
FMC Agricultural Solutions [Member]
Liabilities
Long-lived assets salvage value	0
FMC Peroxygens [Member]
Liabilities
Long-lived assets salvage value	3.1		1.6
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Available-for-sale securities, Common Stock			0.1	[1]
Other	33.0	[2]	20.9	[2]
Total Assets	34.7		33.4
Liabilities
Business Acquisition, Contingent Consideration, at Fair Value	1.0	[3]	3.5
Other	39.8	[4]	31.8	[4]
Total Liabilities	44.7		53.6
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Foreign Exchange Contracts [Member]
Assets
Derivatives	1.5	[5]	11.9	[5]
Liabilities
Derivatives	2.4	[6]	10.3	[6]
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Energy Contracts [Member]
Assets
Derivatives			0.5	[5]
Liabilities
Derivatives	1.5	[6]	8.0	[5]
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Other Contract [Member]
Assets
Derivatives	0.2	[5]
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Available-for-sale securities, Common Stock			0.1	[1]
Other	33.0	[2]	20.9	[2]
Total Assets	33.0		21.0
Liabilities
Business Acquisition, Contingent Consideration, at Fair Value	0	[3]	0
Other	39.8	[4]	31.8	[4]
Total Liabilities	39.8		31.8
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Exchange Contracts [Member]
Assets
Derivatives	0	[5]	0	[5]
Liabilities
Derivatives	0	[6]	0	[6]
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Energy Contracts [Member]
Assets
Derivatives			0	[5]
Liabilities
Derivatives	0	[6]	0	[5]
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Contract [Member]
Assets
Derivatives	0	[5]
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Available-for-sale securities, Common Stock			0	[1]
Other	0	[2]	0	[2]
Total Assets	1.7		12.4
Liabilities
Business Acquisition, Contingent Consideration, at Fair Value	0	[3]	0
Other	0	[4]	0	[4]
Total Liabilities	3.9		18.3
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Contracts [Member]
Assets
Derivatives	1.5	[5]	11.9	[5]
Liabilities
Derivatives	2.4	[6]	10.3	[6]
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Energy Contracts [Member]
Assets
Derivatives			0.5	[5]
Liabilities
Derivatives	1.5	[6]	8.0	[5]
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Contract [Member]
Assets
Derivatives	0.2	[5]
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets
Available-for-sale securities, Common Stock			0	[1]
Other	0	[2]	0	[2]
Total Assets	0		0
Liabilities
Business Acquisition, Contingent Consideration, at Fair Value	1.0	[3]	3.5
Other	0	[4]	0	[4]
Total Liabilities	1.0		3.5
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Contracts [Member]
Assets
Derivatives	0	[5]	0	[5]
Liabilities
Derivatives	0	[6]	0	[6]
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Energy Contracts [Member]
Assets
Derivatives			0	[5]
Liabilities
Derivatives	0	[6]	0	[5]
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Contract [Member]
Assets
Derivatives	0	[5]
Fair Value, Measurements, Nonrecurring [Member]
Liabilities
Restructuring and Related Cost, Incurred Cost	5.6	[7]	5.5	[8]
Restructuring Charges and Asset Disposals	(15.9)	[9]	(16.4)	[10]
Restructuring reserve, period accrual amount	(15.9)	[9]	(16.4)	[10]
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Long-lived assets to be abandoned	3.1	[9]	2.3	[10]
Total Assets	3.1		2.3
Liabilities
Liabilities associated with exit activities	5.6	[7]	5.5	[8]
Total Liabilities	5.6		5.5
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Long-lived assets to be abandoned	0	[9]	0	[10]
Total Assets	0		0
Liabilities
Liabilities associated with exit activities	0	[7]	0	[8]
Total Liabilities	0		0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Long-lived assets to be abandoned	0	[9]	0	[10]
Total Assets	0		0
Liabilities
Liabilities associated with exit activities	5.6	[7]	5.5	[8]
Total Liabilities	5.6		5.5
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets
Long-lived assets to be abandoned	3.1	[9]	2.3	[10]
Total Assets	3.1		2.3
Liabilities
Liabilities associated with exit activities	0	[7]	0	[8]
Total Liabilities	0		0
Sodium Percarbonate Phase-out [Member]
Liabilities
Restructuring Charges and Asset Disposals			(21.0)
Long-lived assets salvage value			0.7
Restructuring reserve, period accrual amount			$ (21.0)

[1]	Amounts included in “Investments” in the consolidated balance sheets.
[2]	Consists of a deferred compensation arrangement, through which we hold various investment securities, recognized on our balance sheet. Both the asset and liability are recorded at fair value. Asset amounts included in “Other assets” in the consolidated balance sheets.
[3]	Represents contingent consideration associated with the acquisitions during 2011. See Note 3 for more information. The changes in this Level 3 liability were not material for the period presented.
[4]	Consists of a deferred compensation arrangement recognized on our balance sheet. Both the asset and liability are recorded at fair value. Liability amounts included in “Other long-term liabilities” in the consolidated balance sheets.
[5]	Amounts included in “Prepaid and other current assets” in the consolidated balance sheets.
[6]	Amounts included in “Accrued and other liabilities” in the consolidated balance sheets.
[7]	This amount represents severance liabilities associated with the Zeolites shutdown as further described in Note 7.
[8]	This amount represents severance liabilities associated with the Sodium Percarbonate phase-out as further described in Note 7.
[9]	We recorded charges to write down the value of certain long-lived assets to be abandoned within our FMC Agricultural Solutions and FMC Minerals segments to zero and in our FMC Peroxygens segments to their salvage value of $3.1 million, respectively. These long-lived assets have no future use and are anticipated to be demolished. The loss noted in the above table represents the accelerated depreciation of these assets recorded during the period.
[10]	In connection with the Sodium Percarbonate phase-out, we recorded charges to write down the value of the related long-lived assets to be abandoned to their salvage value of $0.7 million. The majority of the long-lived assets have a fair value of zero as they have no future use and are anticipated to be demolished. We also recognized a $1.6 million charge to write-down certain other assets to fair value in our FMC Peroxygens segment during the year ended December 31, 2011. The loss noted in the above table represents the accelerated depreciation and write-down of these assets recorded during the period.